Unaudited Interim Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
REVENUES:
Voyage revenues	$ 41,872	$ 42,444
EXPENSES:
Voyage expenses	(364)	(340)
Voyage expenses-related party (Note 3(a))	(539)	(492)
Vessel operating expenses	(6,585)	(6,232)
General and administrative expenses (Note 3(d))	(1,021)	(21)
Management fees-related party (Note 3(a))	(1,419)	(1,358)
Depreciation (Note 4)	(6,852)	(6,733)
Operating income	25,092	27,268
OTHER INCOME/(EXPENSES):
Interest and finance costs (Notes 5 & 10)	(3,999)	(4,591)
Other, net	154	51
Total other expenses	(3,845)	(4,540)
Partnership's Net Income	21,247	22,728
Common unitholders' interest in Net Income	11,413	7,038
Subordinated unitholders' interest in Net Income	9,813	15,659
General Partner's interest in Net Income	$ 21	$ 31
Earnings per unit, basic and diluted: (Note 9)
Common unit (basic and diluted)	$ 0.74	$ 1.04
Subordinated unit (basic and diluted)	$ 0.65	$ 1.04
General Partner unit (basic and diluted)	$ 0.7	$ 1.04
Weighted average number of units outstanding, basic and diluted: (Note 9)
Common units	15,381,464	6,735,000
Subordinated units	14,985,000	14,985,000
General Partner units	30,397	30,000